Fair Value Measurement - Additional information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended		12 Months Ended	21 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Fair Value Measurement
Equity securities without readily determinable, fair value	¥ 508,730		¥ 93,150	¥ 508,730
Equity securities without readily determinable fair value, impairment charges	7,200	¥ 0
Equity method investments, impairment loss	0		¥ 0	¥ 0
Impairment loss of property, plant and equipment	0	27,388
Impairment loss of inventory write-downs	¥ 283,329	¥ 0